Concentrations of Credit Risk and Major Customers and Suppliers - Schedule of Concentrations of Credit Risk and Major Customers and Suppliers (Details)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	38.20%		21.50%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1],[2]	34.70%		31.90%		24.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.50%		32.90%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]	21.70%		15.40%		11.20%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.10%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]		[3]		[3]	10.70%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4]		[3]	25.40%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4],[5]	24.00%		41.20%		34.40%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		74.80%		79.80%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		80.40%		88.50%		93.20%
Customer Concentration Risk [Member] | Other Customer [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		90.00%		100.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[6],[7]		[3]		[3]	12.90%
Customer Concentration Risk [Member] | Customer A [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[6],[7]	90.00%			[3]
Customer Concentration Risk [Member] | Customer F [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[3]	100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[8]	11.00%		15.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[10]		[9]	19.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%		35.20%
Supplier Concentration Risk [Member] | Net Purchases [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[10]		[9]	19.30%		10.70%
Supplier Concentration Risk [Member] | Net Purchases [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[9]	35.50%		10.70%
Supplier Concentration Risk [Member] | Net Purchases [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.70%		16.20%			[9]

[1]	Customer B is the same entity as Supplier D below.
[2]	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[3]	Represented not reaching 10% threshold in the respective years.
[4]	Customer C is the same entity as Supplier A below.
[5]	Sales to this customer was reported in the Metal Stamping operating segment.
[6]	Customer A is the same entity as Supplier E below.
[7]	Sub-contracting income received was reported in Electric OEM operating segment.
[8]	Supplier E is the same entity as Customer A above.
[9]	Represented not reaching 10% threshold in the respective years
[10]	Supplier A is the same entity as Customer C above.